Shareholder Report, Average Annual Return (Details)	6 Months Ended		12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000002849
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Gabelli Capital Asset Fund - Single Share Class
Without Sales Load [Member] | C000002849
Average Annual Return [Line Items]
Average Annual Return, Percent	2.54%		7.71%	5.60%	5.13%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.29%		24.56%	15.05%	12.86%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.56%		23.13%	14.14%	12.15%